SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
NON-CASH INVESTING AND FINANCING TRANSACTIONS [Abstract]
Operating lease right-of-use assets and leasehold land obtained in exchange for operating lease liabilities	$ 4,492	$ 7,270	$ 47,178
Operating lease right-of-use assets resulted from lease modification	646	0	0
Settlement of pre-existing relationship with BSGA	2,607	0	0
Payment for purchase of mining machines in form of cryptocurrencies	0	4,805	11,986
Cryptocurrencies paid on behalf of related parties	0	0	24,852
Lending made to a third party in form of cryptocurrencies	0	0	10,222
Collection of lending from a third party in form of cryptocurrencies	0	0	6,487
Lending made to related party in form of cryptocurrencies	0	150,025	30,015
Collection of lending from related party in form of cryptocurrencies	0	151,525	30,735
Purchase of wealth management products using cryptocurrencies	0	149,972	30,004
Redemption of wealth management products in form of cryptocurrencies	0	150,268	30,724
Liabilities assumed in connection with acquisition of property, plant and equipment and intangible assets	8,205	0	3,494
Receivable on the proceeds from issuance of ordinary shares	$ 23	$ 0	$ 0